Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	June 13, 2016

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	WP Trust (the “Trust”) (File Nos. 811-23086 and 333-206306) on behalf of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Funds’ prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on December 23, 2015 and was declared effective on December 30, 2015, and supplemented on April 27, 2016, pursuant to Rule 497.
If you have any questions concerning the foregoing, please call the undersigned at 513.629.2750.

Sincerely,

WP Trust

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the WP Trust